Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

8. Prepaid expenses and other current assets

	December 31,
	2022	2021
	$	$
Prepaid insurance	428	421
Prepaid research and development	1,998	1,329
Other	62	22
	2,488	1,772

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)